April 27, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Mr. Mark Cowan

Document Control – EDGAR

RE:	Ameriprise Certificate Company

      Ameriprise Stock Market Certificate

Post-Effective Amendment No. 46

File No. 33-22503

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Stock Market Certificate does not differ from that contained in Registrant’s Post-Effective Amendment No. 46 (Amendment). This Amendment was filed electronically on April 21, 2017.

If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.

/s/ Tara Tilbury
Tara Tilbury
Vice President and Chief Counsel
Ameriprise Financial, Inc.